Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Related party disclosures
Schedule of compensation for key management personnel

	2019	2018
Short-term benefits(1)	$4.6	$3.0
Share-based payments(2)	5.9	4.9
	$10.5	$7.9
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the period.
2.	Represents the expense of stock options and restricted share units, and mark-to-market charges on deferred share units during the year.